Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Net investment hedge
Derivative financial instruments
Summary of hedge accounting

	2025
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		hedged
		at year	Notional			outstanding	fair value of		foreign
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	ratio	$m	$m	$m	raete
Cross-currency swaps	USD	133	(1,627)	May 2026 – October 2028	1:1	127	127	—	1.266
Cross-currency swaps	JPY	1	(13)	June 2027	1:1	1	1	—	197.620
Bonds	EUR	(518)	(509)	June 2027 – June 2030	1:1	(22)	(22)	—	1.162

	2024
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		hedged
		at year	Notional			outstanding	fair value of		foreign
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	ratio	$m	$m	$m	raete
Cross-currency swaps	USD	6	(1,627)	May 2026 – October 2028	1:1	(6)	(6)	—	1.241
Cross-currency swaps	JPY	—	(13)	June 2027	1:1	(1)	(1)	—	169.747
Bonds	EUR	(327)	(327)	June 2027 – June 2030	1:1	20	20	—	1.162
Term loan	USD	(547)	(547)	October 2025	1:1	8	8	—	1.110

Cash flow hedge
Derivative financial instruments
Summary of hedge accounting

2025
Weighted
		Carrying				Change in	Change in		average
		amount				fair value of	fair value of		hedged
		at year	Notional			outstanding	hedged		foreign
		end date	amount			instrument	item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	Hedge ratio	$m	$m	$m	rate
Cross-currency swaps	EUR	25	1,785	May 2026 – October 2028	1:1	61	61	—	1.150

2024
Weighted
		Carrying				Change in	Change in		average
		amount				fair value of	fair value of		hedged
		at year	Notional			outstanding	hedged		foreign
		end date	amount			instrument	item	Ineffectiveness	exchange
Hedging instruments	Currency	$m	$m	Maturity date	Hedge ratio	$m	$m	$m	rate
Cross-currency swaps	EUR	(34)	1,574	May 2026 – October 2028	1:1	(50)	(47)	(3)	1.133